UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1 – Schedule of Investments

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	LONG-TERM INVESTMENTS - 143.1%

	Alaska - 0.2%
$290	Anchorage Elec. Util. Rev.,
	5.00%, 12/1/36	$326,088

	Arizona - 6.3%
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/1/42, Ser. A	703,339
2,000	Arizona St. Hlth. Fac. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/1/44, Ser. A	2,009,900
2,000	Arizona St. Trans. Brd. Hwy. Rev.,
	5.00%, 7/1/30, Ser. B,
	Prerefunded 7/1/18 @ $100 (b)	2,228,160
500	Northern Arizona Univ. Rev. Ref.,
	5.00%, 6/1/40	556,775
1,000	Northern Arizona Univ. Speed Rev.
	Stimulus Plan Econ. Edl. Dev.,
	5.00%, 8/1/38	1,112,730
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Elec. Sys. Rev.,
	5.00%, 1/1/38, Ser. A	2,157,560

		8,768,464

	California - 20.8%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/1/39, Ser. F-1,
	Prerefunded 4/1/19 @ $100 (b)	2,298,240
500	California St. Gen. Oblig.,
	5.50%, 3/1/26	557,705
1,000	California St. Gen. Oblig.,
	6.00%, 4/1/38	1,165,390
500	California St. Gen. Oblig.,
	5.50%, 3/1/40	581,030
100	California St. Muni. Fin. Auth. Student Hsg. Rev.,
	Bowles Hall Foundation,
	5.00%, 6/01/35, Ser. A	108,822
1,000	California St. Gen. Oblig.,
	5.00% 10/1/28	1,179,840
2,000	California St. Pub. Wks. Brd. Lease Rev.
	Dept. of Corrections and Rehab.,
	5.250%, 9/1/29, Ser. F	2,361,720
2,000	California Statewide Communities
	Dev. Auth. Rev.,
	5.75%, 7/1/47, FGIC	2,219,560
3,000	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	2,550,630

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/1/34, Ser. A	$1,151,370
1,000	Manteca Wtr. Ref. Rev.,
	5.00%, 7/1/33	1,108,900
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/1/21, Ser. A,
	Escrowed to maturity (b)	3,303,250
7,840	San Bernardino Cnty. Res. Mtge. Rev.,
	9.60%, 9/1/15,
	Escrowed to maturity (b)	7,901,622
2,000	San Mateo Redev. Agy. Successor Agy.
	Tax Allocation Ref.,
	5.00%, 8/1/30, Ser. A	2,242,320

		28,730,399

	Colorado - 0.8%
1,000	Eagle River Wtr. & Sanitation Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/1/42	1,098,270

	Connecticut - 3.3%
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/25, Ser. C, AGT	1,001,420
700	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/32, Ser. A	757,603
1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	5.00%, 7/1/41, Ser. A	1,079,510
550	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.
	Yale-New Haven Hospital,
	5.00%, 7/1/48, Ser. N	601,969
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/1/41, Ser. 26	1,119,030

		4,559,532

	District of Columbia - 1.6%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/1/31, Ser. A	1,143,360
1,000	Metropolitan Washington D.C. Airport Auth. Rev.,
	5.00%, 10/1/18, Ser. A, AGM / AMBAC	1,086,850

		2,230,210

	Florida - 14.4%
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/1/23, Ser. A	1,751,205
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	6.00%, 8/15/36	1,130,820
2,000	Florida St. Brd. of Ed. Cap. Outlay,
	5.00%, 6/1/41, Ser. F	2,217,040
2,350	Florida St. Brd. of Gov. Florida State Univ. Dorm Rev.,
	5.00%, 5/1/33, Ser. A	2,641,635

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$70	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G,
	Prerefunded 11/15/16 @ $100 (b)	$74,152
1,930	Highlands Cnty. Hlth. Fac. Auth. Rev.,
	5.125%, 11/15/32, Ser. G	2,026,809
1,000	Hillsborough Cnty. Aviation Auth.,
	5.00%, 10/1/44	1,073,670
500	Lee Cnty. Tran. Fac. Ref. Rev.,
	5.00%, 10/1/35, AGM	564,630
1,080	City of Miami Beach Hlth. Facs. Auth.
	Hosp. Rev. Ref.,
	5.00%, 11/15/39	1,156,118
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/1/32, Ser. A	275,568
1,000	Miami-Dade Cnty. Wtr. & Swr. Rev.,
	5.00%, 10/01/26	1,176,730
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/35, Ser. A	2,232,180
1,000	Reedy Creek Impvt. Dist.,
	5.00%, 6/1/38, Ser. A	1,110,630
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/1/31, Ser. B, NRE	2,474,120

		19,905,307

	Georgia - 5.3%
300	Atlanta Wtr. & Wstwtr. Rev. Ref.,
	5.00%, 11/1/26	359,355
500	City of Atlanta Arpt. Passenger Fac. Charge Gen. Rev. Ref.,
	5.00%, 1/1/32, Ser. A	565,540
2,000	Fulton Cnty. Sch. Dist. Gen. Oblig.,
	5.375%, 1/1/16	2,043,080
1,970	Georgia Mun. Elec. Auth. Pwr. Rev.,
	6.50%, 1/1/20, Ser. X, AMBAC	2,177,599
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/1/39, Ser. 3	2,235,740

		7,381,314

	Idaho - 0.8%
1,065	Idaho Hlth. Fac. Auth. Rev.
	St. Lukes Hlth. Sys. Proj.,
	5.00%, 3/1/34, Ser. A	1,153,768

	Illinois - 10.1%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	507,600
1,000	Chicago O’Hare Intl. Arpt. Rev.
	Customer Fac. Charge,
	5.125%, 1/1/30, AGM	1,123,010
250	Chicago Sales Tax Rev. Ref.,
	5.00%, 1/1/30	264,815

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$500	Chicago Wtrwks. Rev.,
	5.00%, 11/1/44, 2nd Lien	$519,480
1,000	Illinois Fin. Auth. Ed. Rev.,
	5.375%, 9/1/32, Ser. C,
	Prerefunded 9/1/17 @ $100 (b)	1,096,650
1,000	Illinois Fin. Auth. Rev. Ref.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38, Ser. A	1,104,500
1,000	Illinois Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39, Ser. A	983,150
520	Illinois Fin. Auth. Rev.,
	Northwestern Memorial HealthCare,
	5.00%, 8/15/37	566,930
1,000	Illinois Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,091,290
525	Illinois Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/1/42, Ser. A	548,357
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/1/29	2,199,720
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/1/33, Ser. B	1,640,730
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/1/28	1,176,910
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/1/34, Ser. A	1,099,480

		13,922,622

	Indiana - 2.7%
180	Indiana Fin. Auth. Hospital Rev.,
	5.875%, 5/1/29, Ser. A	180,553
240	Indiana Fin. Auth. Hospital Rev. Ref.,
	5.00%, 12/1/28, Ser. A	277,754
1,000	Indiana St. Fin. Auth. Rev. Revolving Fund,
	5.00%, 2/1/31, Ser. B	1,145,930
2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/1/38, Ser. A	2,194,960

		3,799,197

	Louisiana - 5.5%
305	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41, Ser. A,
	Prerefunded 5/1/16 @ $100 (b)	315,785
695	Louisiana St. Gasoline & Fuels Tax Rev.,
	5.00%, 5/1/41, Ser. A,
	Prerefunded 5/1/16 @ $100 (b)	719,575

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$1,250	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/30, Ser. A	$1,409,950
500	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/36, Ser. A	548,915
1,250	Louisiana St. Tran. Auth. Ref. Rev.,
	5.00%, 8/15/38, Ser. A	1,398,025
250	New Orleans Swr. Svc. Ref. Rev.,
	5.00%, 6/1/44	272,125
500	Board of Commissioners of The Port of New Orleans
	Port Fac. Ref. Rev.,
	5.00%, 4/1/33, Ser. B	538,180
1,100	Regional Tran. Auth. Louisiana Sales Tax Rev.,
	5.00%, 12/1/30, AGM	1,242,681
1,000	Terrebonne Parish Wtrwks. Consol. Dist. No. 1,
	5.00%, 11/1/37, Ser. A	1,104,700

		7,549,936

	Maine - 2.1%
1,000	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/1/33, Ser. A	1,095,670
500	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/1/43	522,235
610	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/31	658,324
540	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/32	581,634

		2,857,863

	Maryland - 3.8%
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/1/39	1,080,580
2,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	MedStar Hlth.,
	4.00%, 8/15/45	1,962,220
2,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/1/37, AGM	2,187,920

		5,230,720

	Massachusetts - 6.5%
3,000	Massachusetts Bay Trans. Auth. Rev.,
	5.50%, 7/1/29, Ser. B, NRE	3,875,880
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/1/40, Ser. B	2,268,620
1,500	Massachusetts St. Dev. Fin. Agcy.
	Solid Waste Disp. Rev.,
	5.00%, 2/1/36,	1,569,255
	Prerefunded 8/1/16 @ $100 (b)
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/1/30, Ser. A, AMBAC	1,276,440

		8,990,195

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
	Michigan - 1.4%
$500	City of Detroit,
	Dist. St. Aid Gen. Oblig.,
	5.25%, 11/1/35	$535,165
1,000	City of Holland Elec. Util. Sys. Rev.,
	5.00%, 7/1/39, Ser. A	1,119,950
225	City of Royal Oak Hosp. Fin. Auth. Hosp. Rev.
	Ref. Bonds,
	5.00%, 9/1/39, Ser. D	242,219

		1,897,334

	Nebraska - 3.0%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/1/34, Ser. A	554,880
2,000	Omaha Gen. Oblig.,
	5.25%, 4/1/27	2,520,020
1,035	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.20%, 2/1/17, Ser. B,
	Escrowed to maturity (b)	1,090,373

		4,165,273

	Nevada - 1.6%
2,165	Clark Cnty. Gen. Oblig.,
	5.00%, 11/1/22, AMBAC	2,190,742
20	Nevada St. Gen. Oblig.,
	5.00%, 12/1/24, Ser. F, AGM	20,080

		2,210,822

	New Jersey - 2.7%
400	Camden Cnty. Impvt. Auth. Hlthcare. Redev. Rev. Ref.,
	5.00%, 2/15/33, Ser. A	430,184
2,000	New Jersey St. Gen. Oblig.,
	5.25%, 7/1/17, Ser. H	2,155,780
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/1/36, Ser. H	1,094,770

		3,680,734

	New York - 6.7%
1,000	Albany Indl. Dev. Agy. Rev.,
	5.00%, 4/1/32, Ser. A	856,800
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	5.250%, 7/1/35	333,816
700	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 9/1/42, Ser. A	753,970
1,000	New York City Mun. Wtr. Fin. Auth.
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34, Ser. DD	1,128,800
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43, Ser. EE	1,169,220
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43, Ser. EE	1,178,340

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/1/28, Ser. C
	Prefefunded 10/1/18 @100 (b)	$1,793,805
900	Port Auth. of New York and New Jersey Cons. Bonds,
	5.00%, 6/1/33, Ser. 179	1,030,383
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00% 11/15/30, Ser. A	567,490
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31, Ser. TE	468,188

		9,280,812

	Ohio - 6.1%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/1/25	776,663
1,000	Hamilton Elec. Sys. Rev.,
	4.60%, 10/15/20, Ser. A, AGM	1,017,700
500	Ohio St. Gen. Oblig.,
	5.00%, 9/1/30, Ser. A	570,585
2,000	Ohio St. Hosp. Rev.,
	4.00%, 1/15/44, Ser. A	1,943,620
1,040	Ohio St. Tpk. Comm. Tpk. Rev.,
	5.00%, 2/15/31, Ser. A	1,171,425
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/1/20, Ser. B, AGM	2,917,227

		8,397,220

	Oregon - 0.4%
570	Port of Portland
	Portland Intl. Arpt. Rev.,
	5.00%, 7/1/32, Ser. 22	638,229

	Pennsylvania - 5.4%
170	Butler Cnty. Hosp. Auth. Rev.,
	5.00%, 7/1/35, Ser. A	185,545
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/1/34	2,252,740
480	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27, Ser. A,
	Prerefunded 9/1/17 @ $100 (b)	549,278
495	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27,
	Prerefunded 9/1/17 @ $100 (b)	566,889
25	East Stroudsburg Area Sch. Dist.,
	7.750%, 9/1/27, NRE
	Prerefunded 9/1/17 @ $100 (b)	28,405
500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28, Ser. AL	567,370
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/1/23, Ser. A-2, AGT	1,153,181

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$2,000	Philadelphia Wtr. & Wastewater Rev.,
	5.00%, 1/1/41, Ser. A	$2,208,500

		7,511,908

	Rhode Island - 3.7%
1,070	Rhode Island Clean Wtr. Fin. Agy. Wtr. Poll. Control Rev.,
	Green Bonds,
	5.00%, 10/01/32, Ser. A	1,237,573
2,000	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 9/1/37	2,152,020
1,600	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	5.00%, 11/1/41	1,764,752

		5,154,345

	South Carolina - 1.9%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/1/32	2,278,680
290	Scago Edl. Facs. Corp. Ref. Rev.,
	5.00%, 12/1/24	343,595

		2,622,275

	Tennessee - 2.3%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev. Ref.,
	Erlanger Hlth. Sys.,
	5.00%, 10/1/34, Ser. A	269,612
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/20, Ser. A	1,705,710
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/21, Ser. A	1,148,190

		3,123,512

	Texas - 11.8%
1,000	Alliance Airport Auth. Inc. Rev.,
	4.85%, 4/1/21	1,017,170
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/1/48	1,101,910
1,000	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF	1,075,130
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/1/32, Ser. A	544,425
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/1/29, Ser. A	1,123,050
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32, Ser. B	1,613,308
1,060	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, Ser. A, PSF	1,162,682
2,000	Lower Colorado River Auth. Rev.,
	5.00%, 5/15/31, AGM	2,006,920
1,200	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, Ser. A, BHAC	1,322,688

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

Principal Amount (000)	Description (a)	Value (Note 1)
$1,000	North Texas Twy. Auth. Rev. Ref.,
	5.00%, 1/1/31, Ser. A	$1,110,100
1,975	Pharr-San Juan-Alamo Indep. Sch. Dist. Gen. Oblig.,
	5.50%, 2/1/33,	2,117,319
	Prerefunded 2/1/17 @ $100 (b)
1,000	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
	5.25%, 2/1/38, PSF	1,060,840
1,000	Upper Trinity Reg. Wtr. Dist. Treated Wtr. Supply Sys. Rev.
	Ref. and Impvmt. Bonds,
	4.00%, 8/1/37, Ser. A, AGM	1,009,250

		16,264,792

	Utah - 3.2%
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/32, Ser. A, AGM
	Prerefunded 6/15/18 @ $100 (b)	1,114,790
1,000	Utah Trans. Auth. Sales Tax Rev.,
	5.00%, 6/15/36, Ser. A, AGM
	Prerefunded 6/15/18 @ $100 (b)	1,114,790
2,000	Utah Trans. Auth. Sub. Sales Tax Rev. Ref.,
	5.00%, 6/15/37, Ser. A	2,246,740

		4,476,320

	Vermont - 1.6%
2,000	Univ. of Vermont & St. Agric. College Gen. Oblig.,
	5.00%, 10/1/38, Ser. A	2,224,780

	Virginia - 2.8%
1,250	Riverside Regl. Jail Auth. Fac. Ref. Rev.,
	5.00%, 7/1/26	1,494,463
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/1/23, Ser. E-1	2,394,360

		3,888,823

	West Virginia - 0.2%
300	Monongalia Cnty. Bldg. Comm. Rev. Ref.,
	5.00%, 7/1/30	335,289

	Wisconsin - 1.7%
2,000	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33, Ser. A	2,337,060

	Wyoming - 2.4%
3,080	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/1/20	3,340,660

	Total Long-Term Investments
	(Cost $185,743,967)	$198,054,073

	TOTAL INVESTMENTS - 143.1%
	(Cost $185,743,967)	$198,054,073
	Other assets less liabilities - (43.1)%	(59,677,754)

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$138,376,319

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2015

(Unaudited)

(a) The following abbreviations are used in portfolio descriptions to indicate an obligation of credit support, in whole or in part:

AMBAC—Ambac Assurance Corporation

AGM—Assured Guaranty Municipal Corp.

AGT—Assured Guaranty Corp.

BHAC—Berkshire Hathaway Assurance Corporation

FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Authority

NRE—National Public Finance Guarantee Corporation

PSF—Texas Permanent School Fund

RAD—Radian Asset Assurance Inc.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2015:

Level 2
Municipal bonds	$198,054,073

There were no Level 1 or Level 3 priced securities held at July 31, 2015.

Note 2. Federal Tax Cost

At October 31, 2014, the Fund’s most recent fiscal tax year-end, the federal tax cost of the Fund’s investments and the aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$186,821,378	$16,083,389	$(165,064)	$15,918,325

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer (Principal Executive Officer)

Date: September 22, 2015

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: September 22, 2015